The Company and basis of presentation (Details) € in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Jun. 30, 2023	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
The Company, basis of presentation and significant accounting policies
Other current financial liabilities	€ 1,859,700				€ 1,859,700				€ 1,675,556
Increase (decrease) in cash and cash equivalents					€ (315,346)		€ 87,511
Effective tax rate (as a percent)	29.20%			29.40%	27.90%	27.90%	27.60%
Cyber-attack on Company's third-party service provider
The Company, basis of presentation and significant accounting policies
Cash received, but not yet applied directly to customer accounts receivable, recorded as a contra-trade accounts and other receivables from unrelated parties balance	€ 195,890				€ 195,890			$ 209,700
Trade accounts and other receivables from unrelated parties impacted by delay in submitting claims	660,719				660,719			707,300
Increase (decrease) in cash and cash equivalents					(468,966)	$ (502,028)
Cyber-attack on Company's third-party service provider | U.S. Centers for Medicare & Medicaid Services (CMS)
The Company, basis of presentation and significant accounting policies
Advance payments received		€ 162,070	$ 175,214
Contract liabilities	74,134				74,134			79,360
Cyber-attack on Company's third-party service provider | Third-party service provider subject to cyber-attack
The Company, basis of presentation and significant accounting policies
Other current financial liabilities	€ 117,886				€ 117,886			$ 126,197
Lebanon
The Company, basis of presentation and significant accounting policies
Index at June 30, 2024	6,450.2				6,450.2			6,450.2
Calendar year increase					8.00%	8.00%
(Gain) loss on net monetary position in EUR					€ 4
Turkiye
The Company, basis of presentation and significant accounting policies
Index at June 30, 2024	2,319.3				2,319.3			2,319.3
Calendar year increase					25.00%	25.00%
(Gain) loss on net monetary position in EUR					€ 5,694